Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2021, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	831,806	Ps.	20.5031	Ps.	17,054,602
Euros	11,139		23.3478		260,071
Swiss francs	4,139		22.4997		93,126
Argentinean pesos	64,026		0.1996		12,780
Chilean pesos	576,044		0.0240		13,825
Other currencies	—		—		5,266

Liabilities:
U.S. dollars (1)	5,215,150	Ps.	20.5031	Ps.	106,926,742
Euros	598		23.3478		13,962
Swiss francs	883		22.4997		19,867
Other currencies	—		—		185

The foreign currency position of monetary items of the Group at December 31, 2020, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,154,453	Ps.	19.9493	Ps.	23,030,529
Euros	19,260		24.3774		469,509
Swiss francs	438		22.5299		9,868
Argentinean pesos	66,482		0.2371		15,763
Chilean pesos	327,357		0.0280		9,166
Other currencies	—		—		7,713

Liabilities:
U.S. dollars (1)	5,161,009	Ps.	19.9493	Ps.	102,958,517
Euros	1,151		24.3774		28,058
Swiss francs	659		22.5299		14,847
Chilean pesos	632,679		0.0280		17,715
Colombian pesos	8,246,548		0.0057		47,005
Other currencies	—		—		3,332

(1)	As of December 31, 2021 and 2020, monetary liabilities include U.S.$1,300.6 million (Ps.26,666,715) and U.S.$1,130.9 million (Ps.22,559,983), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UH II as of December 31, 2021, UHI as of December 31, 2020, and the investment in Open-Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2021		2020
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	785.1	U.S.$	1,125.1
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(5,180.8)		(5,115.9)
Net liability position	U.S.$	(4,395.7)	U.S.$	(3,990.8)

(1)	As of December 31, 2021 and 2020, this line includes U.S. dollar equivalent amounts of U.S.$17.7 million and U.S.$24.5 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2021 and 2020, this line includes U.S. dollar equivalent amounts of U.S.$1.4 million and U.S.$2.0 million, respectively, related to other foreign currencies, primarily Euros.
(3)	As of December 31, 2021 and 2020, monetary liabilities include U.S.$1,300.6 million (Ps.26,666,715) and U.S.$1,130.9 million (Ps.22,559,983), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UH II, UHI and the investment in Open-Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2021	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	755,973	Ps.	760,143	Ps.	4,170	Ps.	80,184
Open-Ended Fund		945,176		945,176		—		—
Publicly traded equity instruments		3,517,711		3,517,711		—		—
Other equity instruments		1,607,969		1,607,969		—		—
Derivative financial instruments (1)		133,324		133,324		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		12,301,860		14,056,843		1,754,983		3,160,667
Senior Notes due 2026		6,150,930		6,685,200		534,270		1,202,790
Senior Notes due 2032		6,150,930		8,857,216		2,706,286		3,592,008
Senior Notes due 2040		12,301,860		16,678,493		4,376,633		6,044,482
Senior Notes due 2045		20,503,100		24,205,140		3,702,040		6,122,554
Senior Notes due 2046		18,452,790		25,029,180		6,576,390		9,079,308
Senior Notes due 2049		15,377,325		19,307,154		3,929,829		5,860,544
Peso-denominated debt:
Notes due 2027		4,500,000		4,509,405		9,405		460,346
Senior Notes due 2037		4,500,000		4,110,480		(389,520)		21,528
Senior Notes due 2043		6,500,000		4,611,620		(1,888,380)		(1,427,218)
Long-term notes payable to Mexican banks		20,260,404		20,417,854		157,450		2,199,235
Lease liabilities		9,680,559		9,830,878		150,319		1,133,407
Derivative financial instruments (1)		172,885		172,885		—		—

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2020	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	821,253	Ps.	824,092	Ps.	2,839	Ps.	85,248
Open-Ended Fund		1,135,803		1,135,803		—		—
Publicly traded equity instruments		5,397,504		5,397,504		—		—
Other equity instruments		468,552		468,552		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,969,580		14,609,830		2,640,250		4,101,233
Senior Notes due 2026		5,984,790		6,840,854		856,064		1,540,149
Senior Notes due 2032		5,984,790		9,193,415		3,208,625		4,127,967
Senior Notes due 2040		11,969,580		16,780,992		4,811,412		6,489,511
Senior Notes due 2045		19,949,300		24,282,886		4,333,586		6,761,875
Senior Notes due 2046		17,954,370		24,970,938		7,016,568		9,513,662
Senior Notes due 2049		14,961,975		18,978,667		4,016,692		5,914,559
Peso-denominated debt:
Notes due 2027		4,500,000		5,035,860		535,860		1,039,446
Senior Notes due 2037		4,500,000		4,087,575		(412,425)		(3,668)
Senior Notes due 2043		6,500,000		5,150,860		(1,349,140)		(834,054)
Long-term notes payable to Mexican banks		19,602,893		19,801,142		198,249		2,178,363
Lease liabilities		9,292,351		9,343,100		50,749		985,059
Derivative financial instruments (1)		3,476,223		3,476,223		—		—

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in the interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2022 to		January 1, 2023 to		January 1, 2025 to		Subsequent to
	December 31, 2022		December 31, 2024		December 31, 2026		December 31, 2026		Total
At December 31, 2021
Debt (1)	Ps.	4,110,404	Ps.	13,500,000	Ps.	21,102,790	Ps.	88,286,005	Ps.	126,999,199
Lease liabilities		1,478,382		2,469,270		2,478,486		3,254,421		9,680,559
Trade and other liabilities		40,051,575		2,743,298		2,041,627		3,665,074		48,501,574
Interest on debt (2)		6,188,285		15,237,650		12,453,353		86,405,197		120,284,485
Interest on lease liabilities		659,049		1,136,036		775,332		921,942		3,492,359

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2021 to		January 1, 2022 to		January 1, 2024 to		Subsequent to
	December 31, 2021		December 31, 2023		December 31, 2025		December 31, 2025		Total
At December 31, 2020
Debt (1)	Ps.	617,489	Ps.	8,985,404	Ps.	21,969,580	Ps.	92,304,805	Ps.	123,877,278
Lease liabilities		1,277,754		2,184,098		2,240,777		3,589,722		9,292,351
Trade and other liabilities		33,936,100		4,078,823		644,830		3,137,092		41,796,845
Interest on debt (2)		5,997,185		15,177,002		13,256,713		90,128,177		124,559,077
Interest on lease liabilities		668,461		1,169,317		853,741		925,566		3,617,085

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2021 and 2020, based on contractual interest rate and exchange rates as of that date.